As filed with the Securities and Exchange Commission on April 1, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21169

           NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND, INC.
           -----------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
           Neuberger Berman New York Intermediate Municipal Fund, Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.



                                                                                    NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc.
-----------------------------------------------------------------

PRINCIPAL AMOUNT                          SECURITY @                                        RATING               VALUE(+)
($000's omitted)                                                                          Moody's  S&P        ($000's omitted)

TAX-EXEMPT SECURITIES-BACKED BY INSURANCE (34.3%)

AMERICAN CAPITAL ACCESS
     1,060          Puerto Rico Ind., Tourist, Ed., Med., & Env. Ctrl. Fac.
                     Rev., (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A,
                     5.25%, due 8/1/16                                                              A                 1,122 ++
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
     2,000           Metro. Trans. Au. (NY) Ref. Rev., Ser. 2002 A, 5.50%, due
                     11/15/15                                                                      AAA                2,271
     2,920           New York City (NY) IDA Civic Fac. Rev. (Packer Collegiate
                     Institute Proj.), Ser. 2002, 5.00%, due 6/1/22                       Aaa      AAA                3,142++
       960           New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys.
                     Rev., Ser. 1992 A, 5.88%, due 6/15/13                                Aaa                         1,130
     2,025           New York City (NY) Trans. Fin. Au. Ref. Rev., Ser. 2002 C,
                     5.25%, due 8/1/17                                                             AAA                2,248
     2,410           New York St. Dorm. Au. Rev. (Rochester Institute of
                     Technology Proj.), Ser. 2002 A, 5.25%, due 7/1/19                    Aaa                         2,647++
     3,000           Port Authority of NY & NJ Rev., Ser. 2002, 5.50%,
                     due 12/15/12                                                                  AAA                3,390
     1,535           Ulster Co. (NY) Res. Rec. Agcy. Solid Waste Sys. Ref. Rev.,
                     Ser. 2002, 5.25%, due 3/1/16                                                  AAA                1,685
FINANCIAL GUARANTY INSURANCE CO.
     2,505           Metro. Trans. Au. (NY) Dedicated Tax Fund Rev., Ser. 2001 A,
                     5.25%, due 11/15/14                                                           AAA                2,794
FINANCIAL SECURITY ASSURANCE INC.
       500           Long Island (NY) Pwr. Au. Elec. Sys. Rev., Ser. 1998 A,
                     5.13%, due 12/1/16                                                   Aaa      AAA                  539
     1,410           New York City (NY) Hlth. & Hosp. Corp. Rev., Ser. 2002 A,
                     5.50%, due 2/15/13                                                            AAA                1,592
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
     2,000           New York St. Dorm. Au. Insured Rev. (Long Island Jewish Med.
                     Ctr.), Ser. 1998, 5.00%, due 7/1/18                                           AAA                2,087++
     1,600           New York St. Dorm. Au. Insured Rev. (The Culinary
                     Institute of America), Ser. 1999, 5.38%, due 7/1/15                           AAA                1,779++
     1,980           New York St. Dorm. Au. Rev. (New York Med. College Proj.),
                     Ser. 1998, 5.00%, due 7/1/21                                         Aaa      AAA                2,118++
                                                                                                               ------------
                                                                                                                     28,544
                                                                                                               ------------


TAX-EXEMPT SECURITIES-OTHER (121.1%)
     3,000           Albany (NY) IDA Civic Fac. Rev., (Charitable Leadership
                     Foundation Ctr. for Med. Science Proj.), Ser. 2002 A, 6.00%,
                     due 7/1/19                                                           Baa3                        3,247
       800           Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                     Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                        Baa2     BBB                  929++
       750           Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc.
                     Proj.), Ser. 1999 B, 7.75%, due 12/1/18                              Ba1      BBB-                 832++
     1,000           Brazos (TX) River Harbor Navigation Dist. of Brazoria Co.
                     Env. Fac. Rev. (Dow Chemical Co. Proj.), Ser. 2002 A-4,
                     5.20%, due 5/15/33 Putable 5/15/08                                    A3       A                 1,063++
     1,590           Cumberland Co. (PA) West Shore Area Au.Hosp. Rev., (Holy
                     Spirit Hosp. of the Sisters of Christian Charity Proj.),
                     Ser. 2001, 5.90%, due 1/1/17                                                  BBB+               1,721++
       400           Dallas-Fort Worth (TX) Int'l. Arpt. Fac. Imp. Corp. Rev.,
                     Ser. 2004 A-1, 6.15%, due 1/1/16                                     Baa3     BBB-                 400++
     1,000           De Kalb Co. (GA) Dev. Au. Ref. PCR (General Motors Corp.
                     Proj.), Ser. 2002, 6.00%, due 3/15/21                                 A3      BBB                1,078++
     1,000           Dutchess Co. (NY) IDA Civic Fac. Ref. Rev. (Marist College
                     Proj.), Ser. 2003 A, 5.15%, due 7/1/17                               Baa1                        1,068++

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                    NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

PRINCIPAL AMOUNT                          SECURITY @                                        RATING               VALUE(+)
($000's omitted)                                                                          Moody's  S&P        ($000's omitted)

     2,000           Dutchess Co. (NY) IDA Ind. Dev. Rev. (IBM Proj.), Ser. 1999,
                     5.45%, due 12/1/29                                                    A1       A+                2,188++
     2,000           Long Island Pwr. Au. (NY) Elec. Sys. Gen. Rev., Ser. 1998 A,
                     5.50%, due 12/1/13                                                   Aaa      AAA                2,313
     1,500           Lyons (NY) Comm. Hlth. Initiatives Corp. Fac. Rev., Ser.
                     2004, 5.50%, due 9/1/14                                               A2                         1,649
       500           Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai
                     Med. Ctr. of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09          Ba2       BB                  515++
       980           Monroe Co. (NY) IDA Std. Hsg. Rev., (Collegiate Hsg.
                     Foundation - Rochester Institute of Technology Proj.), Ser.
                     1999 A, 5.25%, due 4/1/19                                            Baa3                          982++
     1,000           Monroe Co. (NY) Newpower Corp. Pwr. Fac. Rev.,Ser. 2003,
                     5.10%, due 1/1/16                                                             BBB+               1,065
     1,000           Monroe Co. (NY) Pub. Imp. Ref. G.O., Ser. 1996, 6.00%, due
                     3/1/13                                                                A3       AA-               1,160
     1,000           Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
                     Ser. 2001 A, 5.25%, due 11/15/13                                     Baa2     BBB                1,084++
     1,000           New York City (NY) G.O., Ser. 1998 J, 5.00%, due 8/1/11               A2       A                 1,060
     1,000           New York City (NY) G.O., Ser. 2002 A, 5.75%, due 8/1/16               A2       A                 1,129
       750           New York City (NY) G.O., Ser. 2002 C, 5.50%, due 8/1/15               A2                           834
     4,000           New York City (NY) Hsg. Dev. Corp. Multi-Family Hsg. Rev.,
                     Ser. 2002 E-2, 5.05%, due 11/1/23                                    Aa2       AA                4,121
     1,000           New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
                     New York Proj.), Ser. 2002 A, 5.50%, due 6/1/15                                A                 1,081++
     1,030           New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
                     New York Proj.), Ser. 2002 A, 5.50%, due 6/1/17                                A                 1,105++
     1,000           New York City (NY) IDA Ind. Dev. Rev. (Brooklyn Navy Yard
                     Cogeneration Partners, L.P. Proj.), Ser. 1997, 6.20%, due
                     10/1/22                                                              Ba1      BBB-               1,013++
       500           New York City (NY) IDA Ind. Dev. Rev. (Harlem Auto Mall
                     Proj.), Ser. 2004, 5.13%, due 12/30/23                              Baa1      BBB                  508++
     4,000           New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys.
                     Rev., Ser. 2002 D, 5.25%, due 6/15/15                                Aa2       AA                4,432
     3,000           New York City (NY) Trans. Fin. Au. Ref. Rev., Ser. 2002 B,
                     5.25%, due 2/1/29                                                    Aa2                         3,287
       800           New York Convention Ctr. Operating Corp. Cert. of
                     Participation (Yale Bldg. Acquisition Proj.), Ser. 2003,
                     5.25%, due 6/1/08                                                    Aa1                           826
     2,000           New York St. Dorm. Au. Court Fac. Lease Rev. (New York City
                     Issue), Ser. 2003 A, 5.50%, due 5/15/17                               A3       A                 2,220
     1,675           New York St. Dorm. Au. Insured Rev. (Long Island Univ.),
                     Ser. 2003 A, 5.25%, due 9/1/15                                                 AA                1,833++
     3,000           New York St. Dorm. Au. Ref. Rev. (North Gen. Hosp. Proj.),
                     Ser. 2003, 5.75%, due 2/15/17                                                  AA-               3,384++
     1,125           New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.), Ser.
                     1995 A, 5.63%, due 7/1/16                                             A3       AA-               1,306
     1,010           New York St. Dorm. Au. Rev. (Columbia Univ. Proj.), Ser.
                     2001 A, 5.25%, due 7/1/16                                                     AAA                1,122++
     2,985           New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group
                     Proj.), Ser. 2001, 5.75%, due 7/1/14                                  A3                         3,243++
     2,000           New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group
                     Proj.), Ser. 2001, 5.75%, due 7/1/16                                  A3       A-                2,168++
     2,500           New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth. Oblig.
                     Group), Ser. 2000 B, 6.25%, due 7/1/22                               Baa3                        2,503++
       525           New York St. Dorm. Au. Rev. (New York Methodist Hosp.), Ser.
                     2004, 5.25%, due 7/1/18                                               A3                           570
       500           New York St. Dorm. Au. Rev. (North Shore-Long Island
                     Jewish Oblig. Group), Ser. 2003, 5.00%, due 5/1/18                    A3                           523++

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                    NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

PRINCIPAL AMOUNT                          SECURITY @                                        RATING               VALUE(+)
($000's omitted)                                                                          Moody's  S&P        ($000's omitted)


     2,855           New York St. Dorm. Au. Rev. (Rivington House Hlth. Care
                     Fac.), Ser. 2002, 5.25%, due 11/1/15                                 Aa1                         3,150++
     3,000           New York St. Dorm. Au. Rev. (SS Joachim & Anne Residence
                     Proj.), Ser. 2002, 4.60%, due 7/1/16                                 Aa3                         3,096
       250           New York St. Dorm. Au. Secured Hosp. Ref. Rev. (Brookdale
                     Hosp. Med. Ctr.), Ser. 1998 J, 5.20%, due 2/15/16                     A3       AA-                 263++
     5,500           New York St. Dorm. Au. St. Personal Income Tax Rev., Ser.
                     2003 A, 5.38%, due 3/15/17                                                     AA                6,133
     1,000           New York St. Dorm. Au. Third Gen. Resolution Rev. (St. Univ.
                     Ed. Fac. Issue Proj.), Ser. 2002 B, 5.25%, due 11/15/23               A3       AA-               1,103
     5,000           New York St. Energy Res. & Dev. Au. Fac. Rev. (Consolidated
                     Edison Co. of New York, Inc. Proj.), Ser. 2001 A, 4.70%, due
                     6/1/36                                                                A1       A+                5,026++
     1,000           New York St. Env. Fac. Corp. Solid Waste Disp. Rev. (Waste
                     Management, Inc. Proj.), Ser. 2004 A, 4.45%, due 7/1/17
                     Putable 7/1/09                                                                BBB                1,026
     2,000           New York St. Mtge. Agcy. Homeowner Mtge. Rev., Ser. 1997-67,
                     5.70%, due 10/1/17                                                   Aa1                         2,071
     2,000           New York St. Pwr. Au. Rev., Ser. 2002 A, 5.25%, due 11/15/16         Aa2       AA-               2,230
       500           New York St. Urban Dev. Corp. Correctional & Youth Fac. Svc.
                     Rev., Ser. 2002 C, 4.00%, due 1/1/20                                           AA-                 514
     1,325           New York St. Urban Dev. Corp. Proj. Ref. Rev. (Ctr. for Ind.
                     Innovation), Ser. 1995, 6.25%, due 1/1/09                             A3       AA-               1,487
     2,000           Niagara Co. (NY) IDA Civic Fac. Rev. (Niagara Univ. Proj.),
                     Ser. 2001 A, 5.50%, due 11/1/16                                                AA                2,189++
     2,500           Niagara Co. (NY) IDA Solid Waste Disp. Fac. Ref. Rev.
                     (American Ref.-Fuel Co. of Niagara), Ser. 2001 C, 5.63%, due
                     11/15/24                                                             Baa1     BBB                2,690++
       940           Puerto Rico Children's Trust Tobacco Settlement Asset-Backed
                     Rev., Ser. 2002, 5.38%, due 5/15/33                                  Baa3     BBB                  917
     1,000           Santa Rosa (CA) Rancheria Tachi Yokut Tribe Enterprise Rev.,
                     Ser. 2003, 6.13%, due 3/1/13                                                  BBB                1,005
     1,000           Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement
                     Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                   Baa3     BBB                  958
     3,000           Triborough Bridge & Tunnel Au. (NY) Gen. Purp. Ref. Rev.,
                     Ser. 2002 B, 5.25%, due 11/15/18                                     Aa3       AA-               3,334
       500           United Nations (NY) Dev. Corp. Sr. Lien Ref. Rev., Ser. 2004
                     A, 5.25%, due 7/1/17                                                  A3                           526
       500           Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
                     6.15%, due 7/15/17                                                             BB-                 511
       250           Virgin Islands Pub. Fin. Au.  Refinery Fac. Rev. (Hovensa
                     Refinery Proj.), Ser. 2003, 6.13%, due 7/1/22                        Baa3     BBB-                 269
       750           Virgin Islands Pub. Fin. Au. Rev. (Sub. Lien/Cap. Proj.),
                     Ser. 1998 E, 6.00%, due 10/1/22                                               BBB                  772
     1,000           Westchester Co. (NY) IDA Continuing Care Retirement Comm.
                     Rev. (Kendal on Hudson Proj.), Ser. 2003 B, 5.70%, due
                     1/1/34                                                                         BB                1,028++
     1,000           Yonkers (NY) IDA Civic Fac. Rev. (Comm. Dev. Properties -
                     Yonkers, Inc.), Ser. 2001 A, 6.25%, due 2/1/16                       Baa3     BBB-               1,094++
                                                                                                               ------------
                                                                                                                    100,954
                                                                                                               ------------

TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY LETTERS OF CREDIT (1.1%)

BAYERISCHE LANDESBANK GIROZENTRALE
       400           New York Job Dev. Au. Spec. Purp. Rev., Ser. 1989
                     B-1-B-21, 1.66%, VRDN due 2/1/05                                     VMIG1    A-1+                 400
MORGAN GUARANTY TRUST CO.
       200           New York City (NY) G.O., Sub. Ser. 1993 E-2, 1.61%, VRDN due

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                    NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

PRINCIPAL AMOUNT                          SECURITY @                                        RATING               VALUE(+)
($000's omitted)                                                                          Moody's  S&P        ($000's omitted)

                     2/1/05                                                               VMIG1    A-1+                 200

STATE STREET BANK
      300            New York City (NY) G.O., Sub. Ser. 1993 E-4, 1.68%, VRDN due
                     2/1/05                                                               VMIG1    A-1+                 300
                                                                                                               ------------
                                                                                                                        900
                                                                                                               ------------
                     TOTAL INVESTMENTS (156.5%) (Cost $125,830)                                                     130,398##


                     Cash, receivables and other assets, less liabilities (1.4%)                                      1,188
                     Liquidation Value of Auction Market Preferred Shares [(57.9%)]                                 (48,250)
                                                                                                               -------------
                     TOTAL NET ASSETS APPLICABLE TO COMMON
                     SHAREHOLDERS (100.0%)                                                                          $83,336
                                                                                                               -------------













SEE NOTES TO SCHEDULE OF INVESTMENTS

                                   NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)


 NOTES TO SCHEDULE OF INVESTMENTS


 + Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the Board of Directors of California, Intermediate, and New York, believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

 ## At January 31, 2005, selected Fund information on a U.S. Federal income tax basis was as follows:

                                                                GROSS          GROSS              NET
       (000'S OMITTED)                                     UNREALIZED     UNREALIZED       UNREALIZED
       NEUBERGER BERMAN                           COST    APPRECIATION   DEPRECIATION    APPRECIATION

       CALIFORNIA                             $153,945        $ 6,385            $ 0          $ 6,385
       INTERMEDIATE                            469,025         20,602            209           20,393
       NEW YORK                                125,830          4,593             25            4,568

 @ At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 79%, 73%, and 56% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

 ++      Security is guaranteed by the corporate or non-profit obligor.

 ** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and are deemed liquid. At January 31, 2005, these securities amounted to $4,570,048 or 1.45% of net assets for Intermediate.

 ^^     Not rated by a nationally recognized statistical rating organization.











For information on the Funds' significant accounting policies, please refer to the Funds' most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman New York Intermediate Municipal Fund, Inc.


By: /s/Peter E. Sundman
    ----------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  March 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/Peter E. Sundman
    ----------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  March 30, 2005




By: /s/John McGovern
    ----------------------
    John McGovern
    Acting Treasurer and Principal Financial
    and Accounting Officer

Date:  March 30, 2005